9. ACCOUNTS RECEIVABLE (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Trade and other current receivables [abstract]
Beginning balance	R$ (773,771)	R$ (787,145)
Expected credit losses on trade receivables	(508,220)	(488,269)
Trade receivables written off as uncollectible	314,629	501,643
Transfer to held-for-sale assets	(66,786)
Ending balance	R$ (1,034,148)	R$ (773,771)